CONCENTRATIONS (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
CONCENTRATIONS
Accounts receivable, net	$ 2,280,000	$ 1,983,000		$ 2,280,000
Revenue from contract with customer | Customer Concentration Risk | Customer One
CONCENTRATIONS
Concentration risk (as a percent)	10.00%	10.00%	10.00%
Revenue from contract with customer | Supplier Concentration Risk | Customer One
CONCENTRATIONS
Concentration risk (as a percent)	10.00%	10.00%	10.00%
Revenue from contract with customer | Accounts receivable | Customer One
CONCENTRATIONS
Concentration risk (as a percent)				10.00%
Prepaid and other current assets | Customer One
CONCENTRATIONS
Concentration risk (as a percent)		98.00%
Accounts receivable, net		$ 6,058